Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (720,502)	$ (1,156,040)	$ (2,135,139)	$ (943,884)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	74,391	115,420	153,547	289
Impairment of goodwill			662,967	0
Forfeiture of deposit for failed acquisition			50,000	0
Write off of fixed assets	0	15,787	0	15,787
Stock based compensation			22,715	100,000
Stock compensation for services provided by a third party	50,000	0
Services provided to relieve accounts receivable - other	0	(16,430)
Changes in operating assets and liabilities, net of effects of purchase of subsidiaries
Trade accounts receivable	(66,985)	43,876	(22,420)	57,315
Accounts receivable - related party	0	32,194	30,228	(14,254)
Prepaid expenses	(26,723)	(94,158)	(16,136)	2,425
Accounts payable - trade	4,203	(25,226)	(55,474)	32,560
Accounts payable - related party	0	(2,300)	(2,300)	(48,700)
Accrued expenses	27,377	(2,435)	(12,230)	(112,056)
Deferred revenue	30,148	45,967	32,739	0
Pre-merger liabilities	(18,845)	0
Net cash used in operating activities	(646,936)	(1,001,559)	(1,291,503)	(910,518)
CASH FLOWS FROM INVESTING ACTIVITIES
Gain from the sale of investment	10,000	0
Payments for purchase of investment			(10,000)	0
Cash paid on purchase of property and equipment	(4,109)	(15,572)	(65)	(7,942)
Cash paid for purchase of subsidiary	0	(10,000)
Cash paid for purchase of MDP			0	(71,679)
Cash acquired upon acquisition of subsidiaries			57,025	53,190
Deposit for future acquisition	0	50,000	0	(50,000)
Purchases of trademarks	(50)	(1,692)	(2,419)	(20,174)
Net cash provided by investing activities	5,841	22,737	44,541	(96,605)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings on line of credit			24,391	0
Payments on line of credit	(1,251)	20,416	(900)	(55,000)
Borrowings on note payable	100,000	0	26,086	0
Payments on note payable	(60,989)	0	(6,354)	0
Payments on capital lease obligations			0	(12,040)
Proceeds from the sale of common stock	625,000	377,715	535,000	1,875,705
Net cash provided by financing activities	662,760	398,131	578,223	1,808,665
TOTAL INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,665	(580,691)	(668,740)	801,542
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	132,803	801,542	801,542	0
CASH AND CASH EQUIVALENTS AT END OF YEAR	154,468	220,851	132,803	801,542
Supplemental disclosures of cash flow information:
Interest	40,637	2,555	5,921	4,401
Taxes	0	0	0	0
Common stock issued upon acquisition of:
Cloud9 Holdings Company (Note 9)			0	438,159
Tax Coach Software, LLC (Note 9)			1,904,620	0
Net assets (liabilities) assumed for purchase of:
Cloud9 Holdings Company (Note 9)			0	(154,210)
Business Legacy, Inc. and Pollock Advisory Group, Inc. (Note 9)			0	26,316
Tax Coach Software, LLC (Note 9)			809,918	0
Payables owed by Pacific Oil Company			(99,056)	0
Equity in escrow to offset payables owed by legacy Pacific Oil Company			99,056	0
Transfer of capital lease obligation to the majority member			$ 0	$ 17,543
Common stock issued upon acquisition of: Tax Coach Software, LLC (Note 9)	0	1,904,620
Net assets (liabilities) assumed for purchase of: Tax Coach Software, LLC (Note 9)	0	809,918
Settlement of payables owed by legacy Pacific Oil Company Stockholders	$ 61,365	$ 0